Derivative Instruments and Hedging Activities - Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Aggregate fair value asset	$ 0.9	$ 0.1
Aggregate fair value liability	204.0	216.7
Restricted cash	$ 3.2	$ 30.2